CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 250,637	$ 198,536
Accounts receivable, net of allowances of $13,133 and $9,394 as of December 31, 2010 and 2011, respectively	6,715	19,241
Amount due from a related party		8,061
Inventories	7,984	17,745
Prepaid expenses and other current assets	17,560	7,997
Deferred tax assets-current	207	163
Total current assets	283,103	251,743
Plant, machinery and equipment, net	69,979	44,408
Land use rights, net	10,755
Acquired intangible assets, net	2,327	2,799
Other asset		3,155
Goodwill	1,242	1,848
Deferred tax assets - non-current	3
TOTAL ASSETS	367,409	303,953
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	8,792	7,819
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)		46
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $1,272 and $837 as of December 31, 2010 and 2011, respectively)	20,191	13,815
Advance from customers (including advance from customers of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $339 and $202 as of December 31, 2010 and 2011, respectively)	8,492	7,450
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	219	291
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $1,282 and $21 as of December 31, 2010 and 2011, respectively)	1,804	3,175
Put option liability (including put option of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	1,530	1,380
Total current liabilities	41,028	33,976
Deferred tax liability - non-current (including deferred tax liability-non-current of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	106	140
Long-term loan (including Long-term loan of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	290	290
Total liabilities	41,424	34,406
Commitments (Note 22)
Equity:
Ordinary shares of par value $0.00002: (50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193, as of December 31, 2010 and 2011, respectively)	16	16
Additional paid-in capital	141,667	139,495
Accumulated other comprehensive income	43,597	31,098
Statutory reserve	22,631	16,679
Retained earnings	97,272	76,097
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	305,183	263,385
Noncontrolling interests	20,802	6,162
Total equity	325,985	269,547
TOTAL LIABILITIES AND EQUITY	$ 367,409	$ 303,953